PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Provisions, Current	$ 413	$ 2,728
Provisions, non-Current	33,884	36,008
Total Provisions	34,297	38,736
Litigations [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Provisions, Current	413	616
Provisions, non-Current	10,384	12,556
Other Provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Provisions, Current	0	2,112
Provisions, non-Current	$ 23,500	$ 23,452